Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended								12 Months Ended
	Dec. 13, 2021	Sep. 13, 2020	Aug. 05, 2020	Jun. 04, 2020	Sep. 08, 2019	Apr. 28, 2021	Jan. 31, 2021	Jan. 27, 2021	Oct. 28, 2020	Aug. 30, 2020	May 21, 2019	Mar. 28, 2019	Feb. 20, 2019	Dec. 31, 2021	Dec. 31, 2009	Mar. 07, 2021
Shareholders’ Equity (Details) [Line Items]
Gross amount	$ 16,994		$ 6,067		$ 2,430								$ 981
Ordinary shares issued (in Shares)	3,892,152				6.875								528,000
Ordinary shares price per share (in Dollars per share)					$ 1,801,414								$ 1.84
Gross proceeds	$ 15,966				$ 2,375								$ 933
Ordinary shares purchase unit (in Shares)					180,142
Total investments								$ 9,000
Discount on the average percentage								20.00%
Number of shares issue (in Shares)																6,891,418
Investment description														second tranche of $6,000 was due following the approval of the listing of the Company’s securities on Nasdaq (the “Second Closing Milestone” and such date, “the Second Closing Date”). In May 2021, the Company and the investors agreed to execute the second tranche prior to the achievement of the Second Closing Milestone, and the second tranche of $6,000 was received on May 9, 2021. Accordingly, the Company issued to the investors 4,594,279 shares.
Authorized share capital (in Shares)		2,500,000,000
Reverse stock split														Accordingly, all option numbers, share numbers, share prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 8-for-1 reverse stock split.
Ordinary shares forfeited (in Shares)															5,434
Ordinary shares, approximately															$ 41
Outstanding and exercisable options (in Shares)														846,105
Aggregate intrinsic value														$ 1,321
Fair value granted options per share (in Dollars per share)														$ 6.89
Stock option description						the Company granted 8,929 options to purchase an aggregate of 8,929 ordinary shares to five officers of the Company, as follows: 4,319 options for the Company’s CEO, and 4,610 options for four officers, at an exercise price of $5.76 per share. The options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from April 28, 2022. The options are exercisable for 10 years from the date of grant.
Unrecognized share-based compensation cost														$ 217
Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Investors shares (in Shares)								11,485,697
Shares price (in Dollars per share)	$ 3.449							$ 1.304
Number of shares issue (in Shares)	1,034,000
Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Shares price (in Dollars per share)	$ 0.001
Investment [Member]
Shareholders’ Equity (Details) [Line Items]
Total investment percentage								60.00%
IPO [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issued (in Shares)			5,175,000
Ordinary shares price per share (in Dollars per share)			$ 1.168		$ 13.44
Gross proceeds			$ 5,847
Ordinary shares purchase unit (in Shares)					1.25
Over-Allotment Option [Member]
Shareholders’ Equity (Details) [Line Items]
Shares price (in Dollars per share)	$ 3.45
Number of shares issue (in Shares)	578,325
Business Combination [Member] | Chief Executive Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Stock option description				the Company granted 142,594 options to purchase an aggregate of 142,594 ordinary shares to 27 employees of the Company, at an exercise price of $1.68 per share. The options will vest in four equal installments over a period of four years from the date of grant. The options are exercisable for 10 years from the date of grant.					the Company granted 57,500 options to purchase an aggregate of 57,500 ordinary shares to 2 officers of the Company, as follows: 32,500 options for the Company’s CEO, and 25,000 options for the Chairman of the Board of Directors, at an exercise price of $1.60 per share. The options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from October 28, 2021. The options are exercisable for 10 years from the date of grant.	the Company granted 170,258 options to purchase an aggregate of 170,258 ordinary shares to six officers of the Company, as follows: 27,333 options for the Company’s CEO, and 142,925 options for five officers of the Company, at an exercise price of $1.52 per share. The CEO’s options will vest in 16 equal quarterly installments over a period of four years from the date of grant. The officer’s options will vest as follows: a quarter after one year and the rest will vest in 12 equally quarterly installments over a period of three years from August 30, 2021. The options are exercisable for 10 years from the date of grant.	the Company granted 194,875 options to purchase an aggregate of 194,875 ordinary shares to 24 employees of the Company, as follows: 51,000 options for the Company’s CEO and Chairman of the Board, 48,000 options for three officers of the Company and 95,875 option for 19 employees of the Company, at an exercise price of $1.76 per share. The CEO’s and Chairman of the Board’s options will vest in 16 equal quarterly installments over a period of four years from the date of grant. The officer’s options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from May 21, 2020. The 19 employee’s options will vest in four equal installments over a period of four years from the date of grant. The options are exercisable for 10 years from the date of grant.	the Company granted 72,878 options to purchase an aggregate of 72,878 ordinary shares to 5 officers of the Company, as follows: 9,726 options for the Company’s Chief Executive Officer (“CEO”), and 63,152 options for four officers of the Company, at an exercise price of $2.16 per share. The CEO’s options will vest in 16 equal quarterly installments over a period of four years from the date of grant. The officer’s options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from March 28, 2020. The options are exercisable for 10 years from the date of grant.
Options exercise description							the Company granted 100,000 options to purchase an aggregate of 100,000 ordinary shares to a member of the Company’s Board of directors, at an exercise price of $1.60 per share. The options will vest as follows: a.25,000 options - a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from December 13, 2020. b.75,000 options- based on target achievement: i.37,500 options will vest and become exercisable, on the date of receipt by the company of two regulatory approvals in China from the NMPA (National Medical Products Administration) for the marketing and sale of ProSense product and for the sale of probes of the company, and no later than December 31, 2022. ii.37,500 options will vest and become exercisable, with the sale of a Consoles and Probes as determined in the options agreement in one calendar year in Chinese territory, and no later than the end of 2024. The options are exercisable for 10 years from the date of grant.
Epoch Partner Investments Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Total working capital								$ 7,500
Alpha Capital Anstalt [Member]
Shareholders’ Equity (Details) [Line Items]
Total working capital								4,000
Clover Wolf Capital Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Total working capital								3,100
Clover Alpha L.P [Member]
Shareholders’ Equity (Details) [Line Items]
Total working capital								400
Investment [Member]
Shareholders’ Equity (Details) [Line Items]
Total investments								$ 15,000